FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 15 - FINANCIAL INSTRUMENTS

a) General considerations - Gerdau S.A. and its subsidiaries enter into transactions with financial instruments whose risks are managed by means of strategies and exposure limit controls. All financial instruments are recorded in the accounting books and presented as cash and cash equivalents, short-term investments, trade accounts receivable, trade accounts payable, Loans and financing, debentures, related-party transactions, unrealized gains on derivatives, unrealized losses on derivatives, Judicial deposits, Obligations with FIDC, other current assets, other non-current assets, other current liabilities and other non-current liabilities.

The Company has derivatives and non-derivative instruments, such as the hedge for some operations under hedge accounting. These operations are non-speculative in nature and are intended to protect the company against exchange rate fluctuations on foreign currency loans and against interest rate fluctuations.

b) Fair value — the fair value of the aforementioned financial instruments is as follows:

	2017		2016
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Cash and cash equivalents	2,555,338	2,555,338	5,063,383	5,063,383
Short-term investments	821,518	821,518	1,024,411	1,024,411
Trade accounts receivable	2,798,420	2,798,420	3,576,699	3,576,699
Related parties	51,839	51,839	57,541	57,541
Unrealized gains on derivatives	—	—	12,951	12,951
Judicial deposits	2,051,181	2,051,181	1,861,784	1,861,784
Other current assets	469,737	469,737	668,895	668,895
Other non-current assets	542,973	542,973	447,260	447,260
Liabilities
Trade accounts payable	3,179,954	3,179,954	2,743,818	2,743,818
Loans and Financing	16,461,656	17,102,512	20,417,810	20,716,266
Debentures	47,928	47,928	165,423	165,423
Unrealized losses on financial instruments	1,267	1,267	6,584	6,584
FIDC Obligation	1,135,077	1,135,077	1,007,259	1,007,259
Other current liabilities	625,410	625,410	514,599	514,599
Other non-current liabilities	653,670	653,670	401,582	401,582

The fair values of Loans and Financing are based on market assumptions, which may take into consideration discounted cash flows using equivalent market rates and credit rating. All other financial instruments, which are recognized in the Consolidated Financial Statements at their carrying amount, are substantially similar to those that would be obtained if they were traded in the market. However, because there is no active market for these instruments, differences could exist if they were settled in advance. The fair value hierarchy of the financial instruments above are presented in Note 15.g.

c) Risk factors that could affect the Company’s and its subsidiaries’ businesses:

Price risk of commodities: this risk is related to the possibility of changes in prices of the products sold by the Company or in prices of raw materials and other inputs used in the productive process.  Since the Company operates in a commodity market, net sales and cost of sales may be affected by changes in the international prices of their products or materials. In order to minimize this risk, the Company constantly monitors the price variations in the domestic and international markets.

Interest rate risk: this risk arises from the possibility of losses (or gains) due to fluctuations in interest rates applied to the Company’s financial liabilities or assets and future cash flows and income. The Company evaluates its exposure to these risks: (i) comparing financial assets and liabilities denominated at fixed and floating interest rates and (ii) monitoring the variations of interest rates like Libor and CDI. Accordingly, the Company may enter into interest rate swaps in order to reduce this risk.

Exchange rate risk: this risk is related to the possibility of fluctuations in exchange rates affecting the amounts of financial assets or liabilities or of future cash flows and income. The Company assesses its exposure to the exchange rate by measuring the difference between the amount of its assets and liabilities in foreign currency. The Company understands that the accounts receivables originated from exports, its cash and cash equivalents denominated in foreign currencies and its investments abroad are more than equivalent to its liabilities denominated in foreign currency. Since the management of these exposures occurs at each operation level, if there is a mismatch between assets and liabilities denominated in foreign currency, the Company may enter into derivative financial instruments to mitigate the effect of exchange rate fluctuations.

Credit risk: this risk arises from the possibility of the company not receiving amounts arising from sales to customers or investments made with financial institutions.  In order to minimize this risk, the company adopt the procedure of analyzing in details the financial position of customers, establishing a credit limit and constantly monitoring their balances.  Regarding cash investments, the Company invests solely in financial institutions with low credit risk, as assessed by rating agencies. In addition, each financial institution has a maximum limit for investment, determined by the Company’s Credit Committee. If customers are classified by an independent agency, these ratings are used. If an independent assessment is not available, the Company’s credit area provides a credit rating assessment, taking into consideration its financial position, past experience and other factors.

Capital management risk: this risk comes from the Company’s choice in adopting a financing structure for its operations. The Company manages its capital structure, which consists of a ratio between the financial debts and its own capital (Equity) based on internal policies and benchmarks. The KPIs (Key Performance Indicators) related to the objective “Capital Structure Management” are: WACC (Weighted Average Cost of Capital), Net Debt/ EBITDA, Net Financial Expenses Coverage Ratio, and Indebtedness/Equity Ratio. The Net Debt is composed of the outstanding principal of the debt, less cash, cash equivalents and short-term investments (notes 4, 13 and 14). The total capitalization is formed by Total Debt (composed by the outstanding principal of the debt) and equity (note 22). The Company may change its capital structure, based on economic and financial conditions, aiming to optimize its financial leverage and its debt management. At the same time, the Company seeks to improve its ROCE (Return on Capital Employed) by implementing a working capital management and an efficient program of capital expenditures. In the long-term, the Company seeks to remain between the parameters below, admitting specific short-term variations:

WACC	between 10% to 13% a year
Net debt/EBITDA	less than or equal to 2.5 times
Net Financial Expenses Coverage Ratio	greater than 5.5 times
Debt/Equity Ratio	less than or equal to 60%

These key indicators are used to monitor objectives described above and may not necessarily be used as indicators for other purposes, such as impairment tests.

Liquidity risk: the Company’s management policy of indebtedness and cash on hand is based on using the committed lines and the currently available credit lines with or without a guarantee in export receivables for maintaining adequate levels of short, medium, and long-term liquidity. The maturity of long-term loans and financing, and debentures are presented in Notes 13 and 14, respectively.

	2017
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	3,179,954	3,179,954	—	—	—
Loans and financings	24,470,750	3,191,793	6,060,186	3,168,144	12,050,627
Debentures	59,128	—	6,528	40,289	12,311
Unrealized losses on financial instruments	1,267	1,267	—	—	—
Obligations with FIDC	1,135,077	—	—	—	1,135,077
Other current liabilities	625,410	625,410	—	—	—
Other non-current liabilities	653,670	—	13,209	—	640,461

	30,125,256	6,998,424	6,079,924	3,208,433	13,838,475

	2016
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	2,743,818	2,743,818	—	—	—
Loans and financings	29,258,030	5,940,222	4,818,322	8,443,080	10,056,406
Debentures	277,879	—	—	93,488	184,391
Unrealized losses on financial instruments	6,584	6,584	—	—	—
Obligations with FIDC	1,007,259	—	—	—	1,007,259
Other current liabilities	514,599	514,599	—	—	—
Other non-current liabilities	401,582	—	11,081	—	390,501

	34,209,751	9,205,223	4,829,403	8,536,568	11,638,557

Sensitivity analysis:

The Company performed a sensitivity analysis, which can be summarized as follows:

Impacts on Statements of Income

Impacts on Statements of Income

Assumptions	Percentage of change	2017	2016
Foreign currency sensitivity analysis	5%	129,209	253,294
Interest rate sensitivity analysis	10 bps	54,908	63,416
Sensitivity analysis of changes in prices of products sold	1%	369,176	376,517
Sensitivity analysis of changes in raw material and commodity prices	1%	234,239	228,637
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	6,479	9,870
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	1,480	15,816

Foreign currency sensitivity analysis: As of December 31, 2017, the Company is mainly exposed to variations between the Real and the Dollar. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction between the Real and the Dollar in its non-hedged debt. In this analysis, if the Real appreciates against the Dollar, this would represent a gain of R$ 129,209 and R$ 79,088 after the effects arising from the changes in the net investment hedge described in note 15.f - (R$ 253,294 and R$ 177,711 as of December 31, 2016, respectively). If the Real depreciates against the Dollar this would represent an expense of the same value. Due to the investment hedge, the variations are minimized when the exchange variation accounts and income tax are analyzed.

The net amounts of trade accounts receivable and trade accounts payable denominated in foreign currency do not represent any relevant risk in the case of any fluctuation of exchange rates.

Interest rate sensitivity analysis: The interest rate sensitivity analysis made by the Company considers the effects of an increase or reduction of 10 basis point (bps) on the average interest rate applicable to the floating part of its debt. The calculated impact, considering this variation in the interest rate totals R$ 54,908 as of December 31, 2017 (R$ 63,416 as of December 31, 2016) and would impact the Financial expenses account in the Consolidated Statements of Income. The specific interest rates to which the Company is exposed are related to the loans, financing, and debentures presented in Notes 13 and 14, and are mainly comprised by Libor and CDI — Interbank Deposit Certificate.

Sensitivity analysis of changes in sales price of products and price of raw materials and other inputs used in production: the Company is exposed to changes in the price of its products. This exposure is associated with the fluctuation of the sales price of the Company’s products and the price of raw materials and other inputs used in the production process, mainly for operating in a commodity market. The sensitivity analysis made by the Company considers the effects of an increase or of a reduction of 1% on both prices. The impact measured considering this variation in the price of products sold, considering the revenues and costs of the year ended on December 31, 2017, totals R$ 369,176 (R$ 376,517 as of December 31, 2016) and the variation in the price of raw materials and other inputs totals R$ 234,239 as of December 31, 2017 (R$ 228,637 as of December 31, 2016). The impact in the price of products sold and raw materials would be recorded in the accounts Net Sales and Cost of Sales, respectively, in the Consolidated Statements of Income. The Company does not expect to be more vulnerable to a change in one or more specific product or raw material.

Sensitivity analysis of interest rate and foreign currency swaps: the Company has exposure to interest rate swaps for some of its loans and financing. The sensitivity analysis calculated by the Company considers the effects of either an increase or a decrease of 10 bps in the interest curve and of 5% in the exchange rate, and its impacts in the fair value of swaps. These variations represent an income or expense of R$ 6,479 (R$ 9,870 as of December 31, 2016). These effects would be recognized in the statement of comprehensive income. The interest rate swaps to which the Company is exposed to are presented in note 15.e.

Sensitivity analysis of forward contracts in US Dollar: the Company has exposure to forward contracts for some of its assets and liabilities. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction of the US Dollar against the Chilean Peso, and its effects on the fair value of these derivatives. A 5% increase in the US Dollar against the Chilean Peso represents an income of R$ 1,480 (R$ 15,816 as of December 31, 2016), and a 5% reduction of the US Dollar against the Chilean Peso represents an expense of the same amount. The US Dollar / Chilean Peso forward contracts had the objective of hedging the liability position in US Dollar and the fair value effects of these contracts were recorded in the Consolidated Income Statement. The forward contracts in US Dollars that the Company is exposed are presented in Note 15.e.

d) Financial Instruments per Category

Summary of the financial instruments per category:

2017 Assets	Loans and receivables	Assets at fair value with gains and losses recognized in income	Total
Cash and cash equivalents	2,555,338	—	2,555,338
Short-term investments	—	821,518	821,518
Trade accounts receivable	2,798,420	—	2,798,420
Related parties	51,839	—	51,839
Judicial deposits	2,051,181	—	2,051,181
Other current assets	469,737	—	469,737
Other non-current assets	462,735	80,238	542,973

Total	8,389,250	901,756	9,291,006

Financial income	177,466	87,242	264,708

Liabilities	Liabilities at fair value with gains and losses recognized in income	Other financial liabilities at amortized cost	Total
Trade accounts payable	—	3,179,954	3,179,954
Loans and financings	—	16,461,656	16,461,656
Debentures	—	47,928	47,928
FIDC Obligation	—	1,135,077	1,135,077
Other current liabilities	—	625,410	625,410
Other non-current liabilities	—	653,670	653,670
Unrealized losses on financial instruments	1,267	—	1,267

Total	1,267	22,103,695	22,104,962

Financial income (expenses)	(12,503)	(1,395,553)	(1,408,056)

2016 Assets	Loans and receivables	Assets at fair value with gains and losses recognized in income	Assets at fair value with gains and losses recognized in shareholder’s equity	Total
Cash and cash equivalents	5,063,383	—	—	5,063,383
Short-term investments	—	1,024,411	—	1,024,411
Unrealized gains on financial instruments	—	—	12,951	12,951
Trade accounts receivable	3,576,699	—	—	3,576,699
Related parties	57,541	—	—	57,541
Judicial deposits	1,861,784	—	—	1,861,784
Other current assets	668,895	—	—	668,895
Other non-current assets	380,211	67,049	—	447,260

Total	11,608,513	1,091,460	12,951	12,712,924

Financial income	100,150	300,123	—	400,273

Liabilities	Liabilities at fair value with gains and losses recognized in income	Other financial liabilities at amortized cost	Total
Trade accounts payable	—	2,743,818	2,743,818
Loans and financings	—	20,417,810	20,417,810
Debentures	—	165,423	165,423
FIDC Obligation	—	1,007,259	1,007,259
Other current liabilities	—	514,599	514,599
Other non-current liabilities	—	401,582	401,582
Unrealized losses on financial instruments	6,584	—	6,584

Total	6,584	25,250,491	25,257,075

Financial income (expenses)	(58,068)	(1,287,460)	(1,345,528)

As of December 31, 2017, the Company has derivative financial instruments such as interest rate swaps and forward contracts in US Dollar. Part of these instruments is classified as cash flow hedges and their effectiveness can be measured, having their unrealized losses and /or gains classified directly in Other Comprehensive Income. The other derivative financial instruments have their realized and unrealized losses and/or gains presented in the account “Gains and losses on derivatives, net” in the Consolidated Statement of Income.

e) Operations with derivative financial instruments

Risk management objectives and strategies: In order to execute its strategy of sustainable growth, the Company implements risk management strategies in order to mitigate market risks.

The objective of derivative transactions is always related to mitigating market risks as stated in our policies and guidelines. The monitoring of the effects of these transactions is performed monthly by the Financial Risk Management Committee, which validates the fair value of these transactions. All derivative financial instruments are recognized at fair value in the Consolidated Financial Statements of the Company.

Policy for use of derivatives: The Company is exposed to various market risks, including changes in exchange rates, commodities prices and interest rates. The Company uses derivatives and other financial instruments to reduce the impact of such risks on the fair value of its assets and liabilities or in future cash flows and income. The Company has established policies to evaluate the market risks and to approve the use of derivative transactions related to these risks. The Company enters into derivative financial instruments solely to manage the market risks mentioned above and never for speculative purposes. Derivative financial instruments are used only when they have a related position (asset or liability exposure) resulting from business operations, investments and financing.

Policy for determining fair value: the fair value of derivative financial instruments is determined using models and other valuation techniques, including future prices and market curves.

The derivative transactions may include: interest rate swaps, cross currency swaps and currency forward contracts.

Forward Contracts in US Dollar

The Company has entered into NDFs (Non Deliverable Forward) in order to mitigate the exchange variance risk on liabilities denominated in foreign currencies, mainly US dollar. The counterparties of these transactions are financial institutions with a low credit risk.

Swap Contracts

The Company entered into cross currency swaps, designated as a cash flow hedge, in which it receives a variable interest rate based on LIBOR in US dollars and pays a fixed interest rate based on local currency. The counterparties to these transactions are financial institutions with low credit risk.

The derivatives instruments can be summarized and categorized as follows:

			Notional value				Amount receivable		Amount payable
Contracts	Position		2017		2016		2017	2016	2017	2016
Forward
Maturity at 2017		purchase in US$	—		US$	84.8 million	—	734	—	(6,584)
Maturity at 2017		sell in US$	—		US$	15.0 million	—	1,823	—	—

Cross currency swap
Maturity in 2017	receivable under the swap	Libor 6M + 2.25%
	payable under the swap	INR 11.02%	—		US$	25.0 million	—	5,684	—	—
Maturity in 2019	receivable under the swap	Libor 6M +2%
	payable under the swap	INR 10.17%	US$	40.0 million	US$	40.0 million	—	4,710	(1,267)	—

Total fair value of financial instruments							—	12,951	(1,267)	(6,584)

Prospective and retrospective tests demonstrated the effectiveness of these instruments.

	2017	2016
Unrealized gains on financial instruments
Current assets	—	2,557
Non-current assets	—	10,394

	—	12,951

Unrealized losses on financial instruments
Current liabilities	—	(6,584)
Non-current liabilities	(1,267)	—

	(1,267)	(6,584)

	2017	2016
Net Income
Gains on financial instruments	9,666	33,753
Losses on financial instruments	(19,107)	(72,683)

	(9,441)	(38,930)

Other comprehensive income
(Losses) Gains on financial instruments	(11,364)	212

	(11,364)	212

f) Net investment hedge

The Company designated as hedge of part of its net investments in subsidiaries abroad the operations of Ten/Thirty Years Bonds. As a consequence, the effect of exchange rate changes on these debts has been recognized in the Statement of Comprehensive Income.

The exchange variation generated on the operations of Ten/Thirty Years Bonds in the amount of US$ 2.2 billion (designated as hedges) is recognized in the Statement of Comprehensive Income, while the exchange rate on the portion of US$ 0.4 billion (not designated as hedges) is recognized in income. Additionally, the Company opted to designate as hedge of the net investment financing operations held by the subsidiary Gerdau Açominas SA, in the amount of US$ 0.1 billion, which were made in order to provide part of the funds to purchase these investments abroad.

Based on the standards related to this subject, the Company demonstrated effectiveness of the hedge as of its designation dates and demonstrated the high effectiveness of the hedge from the contracting of each debt for the acquisition of these companies abroad, whose effects were measured and recognized directly in the Statement of Comprehensive Income as an unrealized loss, net of taxes, in the amount R$ 148,560 for the year ended on December 31, 2017 (gain of R$ 1,679,312 on December 31, 2016).

The objective of the hedge is to protect, during the existence of the debt, the amount of part of the Company’s investment in the subsidiaries abroad mentioned above against positive and negative oscillations in the exchange rate. This objective is consistent with the Company’s risk management strategy. Prospective and retrospective tests need demonstrate the effectiveness of these instruments.

g) Measurement of fair value:

IFRS defines fair value as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. The standard also establishes a three level hierarchy for the fair value, which prioritizes information when measuring the fair value by the company, to maximize the use of observable information and minimize the use of non-observable information. IFRS describes the three levels of information to be used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 - Inputs other than quoted prices included in Level 1 available, where (unadjusted) quoted prices are for similar assets and liabilities in non-active markets, or other data that is available or may be corroborated by market data for substantially all the terms of the asset or liability.

Level 3 - Inputs for the asset or liability that are not based on observable market data, because market activity is insignificant or does not exist.

As of December 31, 2017, the Company had some assets for which the fair value measurement is required on a recurring basis. These assets include investments in private securities and derivative instruments.

Financial assets and liabilities of the Company, measured at fair value on a recurring basis and subject to disclosure requirements of IFRS 7 as of December 31, 2017, are as follows:

	Fair Value Measurements at Reporting Date Using
			Quoted Prices Active Markets for Identical Assets (Level 1)		Quoted Prices in Non-Active Markets for Similar Assets (Level 2)
	2017	2016	2017	2016	2017	2016

Current assets
Cash and cash equivalents	2,555,338	5,063,383	—	—	2,555,338	5,063,383
Short-term investments - Held for Trading	821,518	1,024,411	238,008	458,639	583,510	565,772
Trade Accounts receivable	2,798,420	3,576,699	—	—	2,798,420	3,576,699
Unrealized gains on financial instruments	—	2,557	—	—	—	2,557
Other current assets	469,737	668,895	—	—	469,737	668,895

Non-current assets
Related parties	51,839	57,541	—	—	51,839	57,541
Unrealized gains on financial instruments	—	10,394	—	—	—	10,394
Judicial deposits	2,051,181	1,861,784	—	—	2,051,181	1,861,784
Other non-current assets	542,973	447,260	—	—	542,973	447,260

	9,291,006	12,712,924	238,008	458,639	9,052,998	12,254,285

Current liabilities
Trade accounts payable	3,179,954	2,743,818	—	—	3,179,954	2,743,818
Short-term debt	2,004,341	4,458,220	—	—	2,004,341	4,458,220
Unrealized losses on financial instruments	—	6,584	—	—	—	6,584
Other current liabilities	625,410	514,599	—	—	625,410	514,599

Non-current liabilities
Long-term debt	14,457,315	15,959,590	—	—	14,457,315	15,959,590
Debentures	47,928	165,423	—	—	47,928	165,423
Unrealized losses on financial instruments	1,267	—	—	—	1,267	—
Obligations with FIDC	1,135,077	1,007,259	—	—	1,135,077	1,007,259
Other non-current liabilities	653,670	401,582	—	—	653,670	401,582

	22,104,962	25,257,075	—	—	22,104,962	25,257,075

h) Changes in liabilities from Cash flow from financing activities:

As required by IAS 7, the Company demonstrates below the changes in the liabilities of cash flow from financing activities, from its Statement of Cash Flows:

	Balances as of January 1, 2015	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2015
Related parties, net	(80,920)	30,126	—	(2,712)	—	(53,506)
Debt, Debentures and Losses/Gains on financial instruments, net	19,488,733	(1,985,603)	(946,041)	1,471,526	8,388,641	26,417,256

	Balances as of December 31, 2015	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2016
Related parties, net	(53,506)	(6,492)	—	2,457	—	(57,541)
Debt, Debentures and Losses/Gains on financial instruments, net	26,417,256	(2,150,035)	(1,240,165)	1,540,797	(3,990,987)	20,576,866

	Balances as of December 31, 2016	Cash transactions		Non cash transactions
		Proceeds/(Repayment) from financing activities	Interest paid on loans and financing	Interest expense on loans and Interest on loans with related parties	Exchange variation, operations with subsidiaries and associate company and others	Balances as of December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851